Consolidated Statements of Changes in Equity - USD ($)		Common stock outstanding		Additional paid-in capital	(Accumulated losses) retained earnings	Total
Balance at Dec. 31, 2021		$ 2,700		$ (2,687)	$ (46,945)	$ (46,932)
Balance (in Shares) at Dec. 31, 2021	[1]	27,000,000
Issuance of common stock of Top Wealth International				641,013		641,013
Loss and total comprehensive expense for the year					1,917,771	1,917,771
Balance at Dec. 31, 2022		$ 2,700		638,326	1,870,826	2,511,852
Balance (in Shares) at Dec. 31, 2022	[1]	27,000,000
Pro Rata Share Issuance deemed as share split				2,699		2,699
Deemed capital reduction in reorganisation				(10)		(10)
Loss and total comprehensive expense for the year					2,438,095	2,438,095
Balance at Dec. 31, 2023		$ 2,700		641,015	4,308,921	$ 4,952,636
Balance (in Shares) at Dec. 31, 2023		27,000,000	[1]			27,000,000	[2]
Net proceeds from public offer		$ 2,900		15,684,397		$ 15,687,297
Net proceeds from public offer (in Shares)	[1]	29,000,000
Loss and total comprehensive expense for the year					(2,019,515)	(2,019,515)
Balance at Dec. 31, 2024		$ 5,600		$ 16,325,412	$ 2,289,406	$ 18,620,418
Balance (in Shares) at Dec. 31, 2024		56,000,000	[1]			56,000,000

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.
[2]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.